Other Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Assets

Note 6. Other Assets

Other assets as of September 30, 2024, and December 31, 2023 are summarized as follows:

	September 30, 2024	December 31, 2023

Intangibles, net – See Note 6	40,227	52,513
Other – See Note 7	326,061	76,062
	$366,288	$128,575

SHARPS TECHNOLOGY, INC.

NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE THREE AND NINE MONTHS ENDED SEPTEMBER 30, 2024 AND 2023

Note 6. Other Assets

Other assets as of December 31, 2023 and 2022 are summarized as follows:

	December 31,	December 31,
	2023	2022

Intangibles, net	$52,513	$62,480
Deposits or advance payments on machinery, molds and components (see Note 15)	-	336,466
Other	76,062	12,370
	$128,575	$411,316

Intangibles are related to the Asset Acquisition (see Note 5) and consist of an acquired workforce and permits. Amortization for the year ended December 31, 2023 was $15,184.